Net Loss Per Share (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Loss per Share [Line Items]
Anti-dilutive shares (in Shares)	43,221,852	49,180,000
Warrants, exercise price			$ 0.01
Heliogen, Inc. [Member]
Net Loss per Share [Line Items]
Warrants, exercise price	$ 0.35		$ 0.35	$ 0.35
Class A Common Stock [Member]
Net Loss per Share [Line Items]
Vote per share			one
Class V Common Stock [Member]
Net Loss per Share [Line Items]
Vote per share			one